WISDOMTREE TRUST

WisdomTree Mortgage Plus Bond Fund

(Ticker Symbol: MTGP)

(the “Fund”)

Supplement dated April 22, 2019

to the currently effective

Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) for the Fund

The following information supplements, and should be read in conjunction with, the Prospectus and SAI for the above-listed Fund:

Shares of the Fund are not currently available for purchase on the secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-MTGP-0419-A